Basis of Presentation and Summary of Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Research and development	$ 404	$ 202
Other non-current assets	$ 140
Useful life	5 years
Number of identifiable assets	2
Intangible assets useful lives	5 years	5 years
Dividend yield	0.00%
Fair value of warrants	$ 1,500
Revenue	6,136	$ 7,053
U.S. Federal Government [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Revenue	$ 5,600	$ 6,500
Customer Concentration Risk [Member] | U.S. Federal Government [Member] | Revenue [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	91.00%	92.00%
Customer Concentration Risk [Member] | Two Customers [Member] | Net Accounts Receivable [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	20.00%	20.00%
Finite-Lived Intangible Assets [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Intangible assets useful lives	5 years
Minimum [Member] | Office and Computer Equipment [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Useful life	3 years
Maximum [Member] | Office and Computer Equipment [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Useful life	5 years